CONVERTIBLE NOTES PAYABLE (Details - Aggregate maturity on notes payable) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Short-Term Debt [Line Items]
Less current portion	$ (202,930)	$ (197,798)
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Due in less than one year	522,222
Due after one year	0
Long-term debt	522,222
Less unamortized discount	(319,292)
Carrying value	202,930
Less current portion	(202,930)
Convertible notes payable, non-current portion	$ 0